Note 3 - Initial Public Offering (Details) (USD $)	1 Months Ended	3 Months Ended
	Jan. 21, 2014	Mar. 31, 2015	Mar. 31, 2014	Feb. 01, 2015
Note 3 - Initial Public Offering (Details) [Line Items]
Partners' Capital Account, Units, Sold in Public Offering	4,312,500
Share Price	$ 20.00
Partners Capital Account Distribution Per Unit of Limited Partner Interest Net	18.70
Number of Units Exercised by Underwriters	562,500
Partners' Capital Account, Public Sale of Units Net of Offering Costs	$ 80,200,000
Total Deferred Offering Costs Charged Against Proceeds From IPO	2,900,000
Offering Costs	$ 400,000	$ 0	$ 446,000
Percentage of Partnerships Outstanding Units Held By Affiliates		63.50%
TIR Entities [Member]
Note 3 - Initial Public Offering (Details) [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired	50.10%			49.90%
Cypress Energy Partners Llc [Member]
Note 3 - Initial Public Offering (Details) [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired	100.00%
Percentage of Partnerships Outstanding Units Held By Affiliates	47.80%
TIR Entities [Member]
Note 3 - Initial Public Offering (Details) [Line Items]
Percentage of Partnerships Outstanding Units Held By Affiliates	15.70%